SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment of long-lived assets and Goodwill
Impairment of long-lived assets	$ 0	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0